Establishment and Operations (Details)	Mar. 21, 2024 USD ($) $ / shares shares
Schedule of Loans with Related Parties [Line Items]
Exchange consideration	$ 190,000,000
Net working capital	$ 4,000,000
Pubco Ordinary Share [Member]
Schedule of Loans with Related Parties [Line Items]
Par value per share | $ / shares	$ 10
Business Combination Agreement [Member]
Schedule of Loans with Related Parties [Line Items]
Convertible promissory notes	$ 1,500,000
Business Combination Agreement [Member] | Class A Ordinary Shares [Member]
Schedule of Loans with Related Parties [Line Items]
Shares forfeited	200,000
Business Combination Agreement [Member] | Placement Units [Member]
Schedule of Loans with Related Parties [Line Items]
Number of shares exchanged | shares	479,000